Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	life of lease